Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Financial Assets	$ 374,266,941	$ 260,844,606
Liabilities:
Financial Liabilities	837,915,964	813,864,161
Debt [member]
Liabilities:
Financial Liabilities	714,358,474	683,670,677
Financial instruments, class [member]
Liabilities:
Financial Liabilities	14,230,249	9,596,751
Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	54,636,395	47,718,025
Pension plan assets [member]
Assets:
Financial Assets	191,549,583	206,300,821
Derivative Financial Instruments [Member]
Assets:
Financial Assets	20,928,335	6,825,760
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	109,327,241	120,596,733
Revalued Of Assets [Member]
Assets:
Financial Assets	107,152,628
Level 1 [member]
Assets:
Financial Assets	218,972,202	223,554,271
Liabilities:
Financial Liabilities	688,039,803	702,599,989
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	578,712,562	582,003,256
Level 1 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	50,033,111	37,572,410
Level 1 [member] | Pension plan assets [member]
Assets:
Financial Assets	168,939,091	185,981,861
Level 1 [member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	109,327,241	120,596,733
Level 2 [member]
Assets:
Financial Assets	48,121,011	37,265,932
Liabilities:
Financial Liabilities	149,876,161	111,264,172
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	135,645,912	101,667,421
Level 2 [member] | Financial instruments, class [member]
Liabilities:
Financial Liabilities	14,230,249	9,596,751
Level 2 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	4,603,284	10,145,615
Level 2 [member] | Pension plan assets [member]
Assets:
Financial Assets	22,589,392	20,294,557
Level 2 [member] | Derivative Financial Instruments [Member]
Assets:
Financial Assets	20,928,335	6,825,760
Level 3 [member]
Assets:
Financial Assets	107,173,728	24,403
Level 3 [member] | Pension plan assets [member]
Assets:
Financial Assets	21,100	$ 24,403
Level 3 [member] | Revalued Of Assets [Member]
Assets:
Financial Assets	$ 107,152,628